Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Contingent Liabilities [Abstract]
Contingent liabilities

30. Contingent liabilities

In 2020, Kabanga Nickel Company Ltd, a subsidiary of Lifezone, filed a tax appeal at the Tax Revenue Appeals Tribunal to dispute a tax assessment with TRA regarding withholding tax imposed on services imported by Kabanga Nickel Company Ltd. The services were provided by non-resident entities while Kabanga Nickel Company Ltd was owned by previous joint owners, Barrick Gold, and Glencore. On January 21st, 2021, the TRA issued an Agency Notice to Kabanga Nickel Company Ltd’s Bank, Citi Bank Tanzania Limited. A total amount of TZS 823,400,321 bank balances that existed as on 31st January 2021 was transferred to the TRA.

On April 22, 2021, TRA uplifted the Agency Notice until further notice and pending hearing and final determination of the application inter parties.

The amount of tax in dispute as at December 31, 2020, was $3,350,393 (TZS 8,426,336,706) and has not changed since then, but could change based on the outcome. As at December 31, 2023, Lifezone is still in negotiations with the TRA in respect of an out-of-court settlement for all matters under dispute.

Additionally, in 2021, Kabanga Nickel Company Ltd also filed an additional appeal before the Tax Revenue Appeals Tribunal against the TRA to challenge the TRA’s claim withholding tax imposed on services. The nature of tax assessment is the same as above. The amount of tax in dispute as at December 31, 2021, is $167,716 (TZS 421,811,314).

As at the date of signing these audited financial statements an appeal was still pending.

Lifezone Metals Limited received a letter on February 29, 2024, from Day Pitney, acting for Alta Partners, LLC (“Alta”). The claim relates to the business combination between the Company and GoGreen. Alta owns public warrants issued pursuant to the Warrant Agreement dated October 20, 2021. Alta served a notice to exercise these warrants in September, prior to the effectiveness of the Company’s Form F-1.